Short-term Investments (Tables)	12 Months Ended
Aug. 31, 2021
Short-Term Investments [Abstract]
Schedule of short-term investments
	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Commercial banks deposits	243,013	13,000	2,012
Available-for-sale securities	243,743	68,575	10,615
	486,756	81,575	12,627